ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION	ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION
Description of Business

Cognyte Software Ltd. (the “Company”, “Cognyte”, “we”, “us” and “our”) is a leading software-led technology company, focused on solutions for data processing and analytics which allow customers to generate actionable intelligence from their data, thereby enabling a safer world. Our solutions empower law enforcement, national security, national and military intelligence agencies, and other organizations to navigate an increasingly complex landscape. Our offerings leverage state-of-the-art technology, including Artificial Intelligence (AI), big data analytics and advanced machine learning, to enable smarter, faster decisions for successful outcomes. Hundreds of customers rely on our solutions to uncover critical insights from past events and anticipate emerging threats. By harnessing AI-driven intelligence, we accelerate investigations with exceptional speed and accuracy while enabling our customers to better anticipate, predict and mitigate threats with greater precision.

Separation from Verint

On February 1, 2021 we completed our spin-off from Verint and the related distribution. As a result, we have transitioned to an independent, publicly traded company.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP).

The accompanying consolidated financial statements include a joint venture in which we hold a 50% equity interest. The joint venture is a variable interest entity (“VIE”) in which we are the primary beneficiary as we have the power to direct the activities that are most significant to the VIE. The joint venture’s activities primarily include promoting transactions with end customers as well as negotiating their commercial terms, providing local technical support and interfacing with customers. The noncontrolling interest in the less than wholly owned subsidiary is reflected within equity in our consolidated balance sheets, but separately from our equity.

Equity investments in companies in which we have less than a 20% ownership interest and cannot exercise significant influence, and which do not have readily determinable fair values, are accounted for under the measurement of an alternative method. Under this method, the investments are carried at their original cost, less any impairment and adjusted for observable price changes for identical or similar instruments

To maintain consistency and comparability, certain amounts from prior periods might be reclassified to conform to current period presentation with no effect on net income or stockholders’ equity as previously reported.